Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Contingent Liabilities [Abstract]
Schedule of commitments, guarantees and contingent liabilities

Commitments, guarantees and contingent liabilities can be described as follows:

	At December 31,	At December 31,
(EUR thousand)	2021	2020
Guarantees	99,535	86,633
of which secured	4,707	4,704
Total Guarantees	99,535	86,633